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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [ ] Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Advisors, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75230

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J Kyle Bass
Title: Managing Partner
Phone: (214) 347-8050

Signature, Place, and Date of Signing:


             J Kyle Bass                  Dallas, TX          August 2, 2010
------------------------------------  ------------------  ----------------------
             (Signature)                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       8
Form 13F Information Table Value Total:   47,670 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                               TITLE OF                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER            CLASS        CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------- -------------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Bank Of America Corporation CALL           060505 90 4      648     8,000  SH CALL    Sole                 8,000
Chesapeake Lodging Trust    SH BEN INT     165240 10 2    3,955   250,000  SH         Sole               250,000
Electronic Arts Inc         COM            285512 10 9    3,600   250,000  SH         Sole               250,000
HFF, Inc.                   CL A           40418F 10 8    8,670 1,226,324  SH         Sole             1,226,324
Ishares Tr                  HIGH YLD CORP  464288 51 3    2,437    28,700  SH         Sole                28,700
SPDR Series Trust           BRCLYS YLD ETF 78464A 41 7    3,484    92,100  SH         Sole                92,100
McMoran Exploration Company COM            582411 10 4   16,665 1,500,000  SH         Sole             1,500,000
Resolute Energy Corp        COM            76116A 10 8    8,211   670,826  SH         Sole               670,826